Components of Other Comprehensive Income (Loss) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Net unrealized gains (losses) on securities, pretax:
Net non-credit related OTTI losses, adjusted for valuation changes, pretax	$ 7.9		$ (5.5)		$ 21.4
Change in net unrealized gains (losses) on securities, pretax	276.8		(130.0)		518.6
Net unrealized gains (losses) on forecasted transactions, pretax:
Net unrealized gains (losses) on forecasted transactions arising during period, pretax	0	[1]	(5.1)	[1]	0	[1]
Reclassification adjustment for amounts realized in net income, pretax	(2.8)	[1],[2]	(5.3)	[1],[2]	(10.6)	[1],[2]
Change in net unrealized gains on forecasted transactions, pretax	(2.8)		(10.4)		(10.6)
Foreign currency translation adjustment, pretax	0.6		0.2		1.2
Other comprehensive income (loss), pretax	274.6		(140.2)		509.2
Net unrealized gains (losses) securities, tax (provision) benefit
Net non-credit related OTTI losses, adjusted for valuation changes, tax (provision) benefit	(2.8)		1.9		(7.5)
Change in net unrealized gains (losses) on securities, tax (provision) benefit	(96.9)		45.5		(181.5)
Net unrealized gains (losses) on forecasted transactions, tax (provision) benefit:
Net unrealized gains (losses) on forecasted transactions arising during period, tax (provision) benefit	0	[1]	1.8	[1]	0	[1]
Reclassification adjustment for amounts realized in net income, tax (provision) benefit	1.0	[1],[2]	1.8	[1],[2]	3.7	[1],[2]
Change in net unrealized gains on forecasted transactions, tax (provison) benefit	1.0		3.6		3.7
Foreign currency translation adjustment, tax (provision) benefit	(0.2)		(0.1)		(0.9)
Other comprehensive income (loss), tax (provision) benefit	(96.1)		49.0		(178.7)
Net unrealized gains (losses) on securities, after tax:
Net non-credit related OTTI losses, adjusted for valuation changes, after tax	5.1		(3.6)		13.9
Change in net unrealized gains (losses) on securities, after tax	179.9		(84.5)		337.1
Net unrealized gains (losses) on forecasted transactions, after tax:
Net unrealized gains (losses) on forecasted transactions arising during period, after tax	0	[1]	(3.3)	[1]	0	[1]
Reclassification adjustment for amounts realized in net income, after tax	(1.8)	[1],[2]	(3.5)	[1],[2]	(6.9)	[1],[2]
Change in net unrealized gains on forecasted transactions, after tax	(1.8)		(6.8)		(6.9)
Foreign currency translation adjustment, after tax	0.4		0.1		0.3
Other comprehensive income (loss), after tax	178.5		(91.2)		330.5
Fixed maturities
Net unrealized gains (losses) on securities, pretax:
Net unrealized gains (losses) on securities arising during period, pretax	165.0		132.9		302.9
Reclassification adjustment for (gains) losses realized in net income, pretax	(75.9)		(47.4)		46.3
Net unrealized gains (losses) securities, tax (provision) benefit
Net unrealized gains (losses) on securities arising during period, tax (provision) benefit	(57.7)		(46.5)		(106.0)
Reclassification adjustment for (gains) losses realized in net income, tax (provision) benefit	26.6		16.6		(16.2)
Net unrealized gains (losses) on securities, after tax:
Net unrealized gains (losses) on securities arising during period, after tax	107.3		86.4		196.9
Reclassification adjustment for (gains) losses realized in net income, after tax	(49.3)		(30.8)		30.1
Equity securities
Net unrealized gains (losses) on securities, pretax:
Net unrealized gains (losses) on securities arising during period, pretax	323.0		(57.5)		241.7
Reclassification adjustment for (gains) losses realized in net income, pretax	(143.2)		(152.5)		(93.7)
Net unrealized gains (losses) securities, tax (provision) benefit
Net unrealized gains (losses) on securities arising during period, tax (provision) benefit	(113.1)		20.1		(84.6)
Reclassification adjustment for (gains) losses realized in net income, tax (provision) benefit	50.1		53.4		32.8
Net unrealized gains (losses) on securities, after tax:
Net unrealized gains (losses) on securities arising during period, after tax	209.9		(37.4)		157.1
Reclassification adjustment for (gains) losses realized in net income, after tax	$ (93.1)		$ (99.1)		$ (60.9)

[1]	Entered into for the purpose of managing interest rate risk associated with our debt issuances.
[2]	We expect to reclassify $2.2 million (pretax) into income during the next 12 months. During 2012, 2011, and 2010, we reclassified $0.6 million, $0.3 million, and $5.8 million, respectively, on a pretax basis, from accumulated other comprehensive income on the balance sheet to net realized gains on securities on the comprehensive income statement, reflecting the portion of the unrealized gain on forecasted transactions that was related to the portion of the 6.70% Debentures repurchased during the periods (see Note 4 - Debt for further discussion).